Securities	12 Months Ended
Jun. 30, 2018
Securities [Abstract]
SECURITIES

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2018 and 2017 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2018
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$48	$-	$-	$48

Held-to-maturity Securities
Agency mortgage-backed: residential	$1,002	$19	$23	$998

	2017
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$70	$1	$-	$71

Held-to-maturity Securities
Agency mortgage-backed: residential	$1.487	$45	$9	$1.523

At June 30, 2018, the Company’s debt securities consisted of mortgage-backed securities, which do not have a single maturity date.

There were no sales of securities during the fiscal year ended June 30, 2018. During the fiscal year ended June 30, 2017, the Company sold its investment in Federal Home Loan Mortgage Company (“Freddie Mac”) stock and recognized gain of $64,000. At June 30, 2018 the Company had $21,000 in securities with unrealized losses for a period exceeding twelve months and $2,000 in securities with unrealized losses for a period of less than twelve months, while at June 30, 2017, the Company had $9,000 in securities with unrealized losses for a period of less than twelve months. Unrealized losses on agency mortgage-backed securities have not been recognized into income because they are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the investments reach maturity.

At June 30, 2018 and 2017, pledged securities totaled $2.1 million and $2.3 million, respectively. At June 30, 2018 and 2017, the pledged total included term deposits and/or overnight deposits of $1.5 million and $1.5 million, respectively.